Note 10 - Share Capital	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
10.	Share Capital

10.1	Authorized

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

At-the-Market Equity Program

On December 10, 2021, the Company entered into an equity distribution agreement with a syndicate of agents for an at-the-market equity distribution program (the "ATM Program").

Pursuant to the ATM Program, the Company could distribute up to US$50 million (or the equivalent in Canadian dollars) of its common shares (the "ATM Shares"). The ATM Shares sold under the ATM Program, were sold at the prevailing market price on the TSX or the NYSE, as applicable, at the time of sale. The ATM Program terminated on January 1, 2023 (Note 18).

During the year ended November 30, 2022, the Company issued 12,653,643 common shares under the ATM Program for gross proceeds of $18,452, with aggregate commissions paid to agents of $460.

10.2	Reserves

	Restricted Shares ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2020	26	5,536	3,541	9,103
Options exercised	-	(752)	-	(752)
Restricted share rights vested	(105)	-	-	(105)
Share-based compensation	116	1,745	-	1,861
Balance at November 30, 2021	37	6,529	3,541	10,107
Options exercised	-	(429)	-	(429)
Restricted share rights vested	(140)	-	-	(140)
Share-based compensation	138	2,254	-	2,392
Balance at November 30, 2022	35	8,354	3,541	11,930

10.3	Share Options

The Company's share option plan (the "Option Plan") was approved by the Board of Directors of the Company (the "Board") on January 28, 2011, and amended and restated on October 30, 2012, October 11, 2013, October 18, 2016, April 5, 2019 and March 14, 2022.  Pursuant to the terms of the Option Plan, the Board may designate directors, officers, employees and consultants of the Company or any of its subsidiaries and employees of a person or company which provides services to the Company or any of its subsidiaries as eligible to receive incentive share options ("Option(s)") to acquire such numbers of GoldMining Shares as the Board may determine, each Option so granted being for a term specified by the Board up to a maximum of five years from the date of grant.  The Options vest in accordance with the vesting schedule during the optionee's continual service with the Company. The maximum number of GoldMining Shares reserved for issuance of Options granted under the Option Plan at any time is 10% of the issued and outstanding GoldMining Shares in the capital of the Company.  The Option Plan, as amended and restated, was affirmed, ratified and approved by the Company's shareholders in accordance with its terms at the Annual General and Special Meeting held on May 19, 2022.

The following outlines movements of the Company's Options:

	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2020	10,732,000	1.51
Granted	3,015,000	1.84
Exercised(1)	(1,197,850)	1.00
Expired	(105,000)	2.50
Balance at November 30, 2021	12,444,150	1.63
Granted	4,694,445	1.61
Exercised(2)	(705,520)	1.58
Cancelled/Forfeited	(175,000)	2.01
Expired	(2,255,000)	1.70
Balance at November 30, 2022	14,003,075	1.61
(1)

During the year ended November 30, 2021, the Company issued 1,154,918 common shares at weighted average trading prices of $2.02. The common shares were issued pursuant to the exercise of 1,197,850 share options, of which 37,068 common shares were issued pursuant to the exercise of 80,000 share options on a net exercise basis.

(2)

During the year ended November 30, 2022, the Company issued 691,501 common shares at weighted average trading prices of $2.25. The common shares were issued pursuant to the exercise of 705,520 share options, of which 5,981 common shares were issued pursuant to the exercise of 20,000 share options on a net exercise basis.

The fair value of Options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	November 30, 2022	November 30, 2021
Risk-free interest rate	3.54%	1.03%
Expected life (years)	2.87	2.74
Expected volatility	61.25%	59.80%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.87%	3.82%

A summary of Options outstanding and exercisable at November 30, 2022, are as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$0.78 - $0.96	1,837,500	0.79	1.00	1,837,500	0.79	1.00
$0.97 - $1.57	3,099,500	1.13	1.74	2,889,500	1.11	1.54
$1.58 - $1.60	4,145,500	1.60	4.98	1,036,375	1.60	4.98
$1.61 - $1.83	2,516,250	1.83	3.95	1,885,000	1.83	3.95
$1.84 - $3.38	2,404,325	2.67	2.93	2,306,695	2.70	2.88
	14,003,075	1.61	3.20	9,955,070	1.61	2.57

The fair value of the Options recognized as share-based compensation expense during the year ended November 30, 2022, was $2,254 ($1,744 for 2021), using the Black-Scholes option pricing model.

10.4         Restricted Share Rights

The Company's restricted share plan (the "RSP") was approved by the Board of Directors of the Company (the "Board") on November 27, 2018. Pursuant to the terms of the RSP, the Board may designate directors, senior officers, employees and consultants of the Company eligible to receive restricted share rights ("RSR(s)") to acquire such number of GoldMining Shares as the Board may determine, in accordance with the restricted periods schedule during the recipient's continual service with the Company. There are no cash settlement alternatives. The RSP was approved by the Company's shareholders in accordance with its term at the Company's annual general meeting held on May 25, 2019.

The RSRs vest in accordance with the vesting schedule during the recipient's continual service with the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares. The compensation expense for standard RSRs is calculated based on the fair value of each RSR as determined by the closing value of the Company's common shares at the date of the grant. The Company recognizes compensation expense over the vesting period of the RSR.  The Company expects to settle RSRs, upon vesting, through the issuance of new common shares from treasury.

The following outlines the movements of the Company's RSRs:

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2020	49,040	2.88
Granted	50,000	1.83
Vested	(36,540)	2.88
Balance at November 30, 2021	62,500	2.04
Granted	239,490	1.60
Vested	(72,564)	1.94
Balance at November 30, 2022	229,426	1.61

The fair value of the RSRs recognized as share-based compensation expense during the year ended November 30, 2022 was $131 ($116 for 2021).

10.5	Income (loss) per share

For the year ended November 30, 2022, the Company's outstanding stock options were not included in the calculation of diluted loss per share as they were anti-dilutive.

For the years ended November 30, 2022 and 2021, diluted income (loss) per share was calculated as follows:

	Year ended November 30, 2022			Year ended November 30, 2021
	Loss for	Weighted	Loss	Income for	Weighted	Income
	the year	average shares	per share	the year	average shares	per share
	($)	outstanding	($)	($)	outstanding	($)
Basic income (loss) per share	(13,200)	154,045,370	(0.09)	100,355	149,407,112	0.67
Effect of dilutive securities:
Stock options	-	-	-	-	3,102,078	-
Diluted income (loss) per share	(13,200)	154,045,370	(0.09)	100,355	152,509,190	0.66

10.6	US Gold Equity Incentive Plan

On September 23, 2022, (the "Effective Date"), the Company's subsidiary, U.S. GoldMining Inc. ("US Gold"), domiciled in Nevada, adopted an equity incentive plan (the "Legacy Incentive Plan"). Unless sooner terminated by the US Gold's board of directors, the Legacy Incentive Plan will terminate and expire on the tenth anniversary of the Effective Date. No award may be made under the Legacy Incentive Plan after its expiration date, but awards made prior thereto may extend beyond that date. The purpose of the Legacy Incentive Plan is to attract and retain the services of key employees, key contractors, and outside directors of US Gold and its subsidiaries. The Legacy Incentive Plan only provides for the grant of restricted stock awards. The maximum number of shares of common stock that may be issued pursuant to the grant of the restricted stock awards shall be 1,000,000 shares of common stock in US Gold.

10.7	US Gold Restricted Shares

On September 23, 2022, US Gold granted awards of an aggregate of 635,000 shares of performance based restricted shares (the "Restricted Shares") of common stock under the Legacy Incentive Plan to certain of US Gold's and GoldMining's executive officers, directors and consultants.

The grant of 635,000 Restricted Shares, included 585,000 Restricted Shares which were issued in exchange for shares previously issued by U.S. GoldMining Inc. ("US Gold Canada") to certain of US Gold Canada's and GoldMining's executive officers, directors and consultants on March 8, 2022. US Gold Canada had initially issued restricted shares with the goal of developing the Whistler Project as a separate standalone public company.

The Restricted Shares are subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to US Gold without the requirement of any further consideration. Assuming completion of US Gold's initial public offering ("IPO") (Note 18), these conditions are:

(a)

with respect to 15% of the performance based restricted shares of common stock, if US Gold has not completed equity financing(s) in an aggregate amount of at least US$15,000,000 prior to or concurrently with the earlier of: (i) the date that is two years after the date of grant of such award; and (ii) the occurrence of a liquidation event, as such term is defined in the Legacy Incentive Plan, or any merger with or sale of US Gold's outstanding shares or all or substantially all of US Gold's assets to a third-party, referred to as an "Exit Transaction", provided that, for greater certainty, the following shall not be considered an Exit Transaction: (A) any amalgamation, merger or consolidation of US Gold's business with or into a related entity; (B) a transaction undertaken solely for the purpose of changing US Gold's place of domicile or jurisdiction of incorporation; (C) an equity financing; and (D) completion of an initial public offering, spin-off from GoldMining or other going public transaction, referred to as an "IPO Event";

(b)

with respect to 15% of the performance based restricted shares of common stock, an IPO Event has not occurred that values US Gold's business at a minimum of US$100,000,000 prior to the date that is two years after the date of grant of such award;

(c)

with respect to 15% of the performance based restricted shares of common stock, if the recipient of such award ceases to be US Gold's or US Gold's affiliates' director, officer, employee or consultant, as applicable, at any time during the period from the date of grant of such award until the date that is two years after the date of grant;

(d)

with respect to 15% of the performance based restricted shares of common stock, if US Gold has not re-established camp at the Whistler Project and performed a minimum of 10,000 meters of drilling prior to the date that is three years after the date of grant of such award;

(e)

with respect to 15% of the performance based restricted shares of common stock, if US Gold has not achieved a share price of US$15.00 prior to the date that is four years after the date of grant of such award;

(f)

with respect to 15% of the performance based restricted shares of common stock, if US Gold has not achieved a US$250,000,000 market capitalization, based on the number of shares of US Gold's outstanding common stock multiplied by the volume-weighted average price for any applicable five (5) consecutive trading day period on the principal stock exchange on which US Gold's common stock is listed prior to the date that is five years after the date of grant of such award; or

(g)	with respect to 10% of the performance based restricted common stock, if US Gold has not achieved a share price of US$25.00 prior to the date that is six years after the date of grant of such award.

During the year ended November 30, 2022, the Company recognized share-based compensation expense of $7 related to US Gold's Restricted Shares.